Expenses (Tables)	12 Months Ended
Jun. 30, 2018
Profit or loss [abstract]
Schedule of expenses
Loss before income tax benefit (expense) included the following expenses:

	Fiscal Year Ended June 30,
	2018	2017	2016
	(U.S. $ in thousands)
Depreciation:
Equipment	$1,214	$1,022	$762
Computer hardware and software	11,543	23,729	9,537
Furniture and fittings	1,485	1,016	720
Leasehold improvements	7,915	5,923	3,416
Total depreciation	22,157	31,690	14,435
Amortization:
Patents and trademarks	6,990	2,907	31
Customer relationships	29,100	12,361	55
Acquired developed technology	21,188	14,588	7,405
Total amortization	57,278	29,856	7,491
Total depreciation and amortization	$79,435	$61,546	$21,926

Employee benefits expense:
Salaries and wages	$273,326	$201,953	$149,506
Variable compensation	33,067	19,260	14,260
Payroll taxes	30,478	20,792	14,250
Share-based payment expense	162,873	137,448	75,480
Defined contribution plan expense	16,839	13,041	10,105
Contractor expense	23,666	16,333	18,352
Other	44,877	34,605	31,946
Total employee benefits expense	$585,126	$443,432	$313,899